SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 43,785	$ 61,555	$ 56,832
Inter-segment revenue	0	0	0
Total revenue	43,785	61,555	56,832
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	32,390	41,792	44,984
Inter-segment revenue	19,586	19,815	21,867
Total revenue	51,976	61,607	66,851
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	11,395	19,763	11,848
Inter-segment revenue	3,606	702	872
Total revenue	15,001	20,465	12,720
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	0	0	0
Inter-segment revenue	(23,192)	(20,517)	(22,739)
Total revenue	$ (23,192)	$ (20,517)	$ (22,739)